Staff Costs - Summary of Staff Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries, wages and welfare	¥ 23,269	¥ 23,441	¥ 22,592
Defined contribution retirement scheme	2,798	2,802	2,183
Termination benefits	107	50	72
Staff costs	¥ 26,174	¥ 26,293	¥ 24,847